Document and Entity Information - USD ($)	12 Months Ended
	Dec. 31, 2016	Mar. 27, 2017	Jun. 30, 2016
Document And Entity Information
Entity Registrant Name	PURA NATURALS, INC.
Entity Central Index Key	0001501257
Document Type	S-1
Document Period End Date	Dec. 31, 2016
Trading Symbol	pnat
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		33,417,828
Public Float			$ 73,850,000
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016